BUSINESS COMBINATION (Details Narrative)			7 Months Ended	12 Months Ended
	Sep. 01, 2025 HKD ($)	Sep. 01, 2025 USD ($)	Mar. 31, 2026 HKD ($)	Mar. 31, 2026 HKD ($)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 HKD ($)	Mar. 31, 2024 HKD ($)
Business Combination [Line Items]
Refund amount	$ 13,260,000	$ 1,700,000		$ 13,260,000	$ 1,700,000
Guaranteed amount					$ 170,000
Capital Summit Enterprises Limited [Member]
Business Combination [Line Items]
Equity interest acquired percentage	100.00%	100.00%
Refund amount		$ 1,700,000
Business Combination, Pro Forma Information, Pro Forma Revenue			$ 1,560,000